CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Common shares [Member]	Treasury stock [Member]	Additional Paid-in Capital [Member]	Retained earnings (accumulated deficit) [Member]	Accumulated other comprehensive income [Member]	Equity (Deficit) attributable to ReneSola Ltd [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2012	$ 364,403,485	$ 421,460,573		$ 5,250,487	$ (137,656,215)	$ 74,836,221	$ 363,891,066	$ 512,419
Balance (in shares) at Dec. 31, 2012		172,773,664
Increase (Decrease) in Stockholders' Equity
Net loss	(258,919,494)				$ (258,915,539)		(258,915,539)	$ (3,955)
Other comprehensive income (loss), net of tax	8,777,439					$ 8,777,439	8,777,439
Share-based compensation	1,626,560			$ 1,626,560			1,626,560
Share exercised by employee	477,829	$ 1,405,098		$ (927,269)			477,829
Share exercised by employee (in shares)		593,800
Issuance of ordinary shares (net of issuance cost of $4,551,958)	52,950,543	$ 52,950,543					$ 52,950,543
Issuance of ordinary shares (net of issuance cost of $4,551,958) (in shares)		30,000,000
Repurchase from non-controlling interest	(299,818)							$ (299,818)
Balance at Dec. 31, 2013	169,016,544	$ 475,816,214		$ 5,949,778	$ (396,571,754)	$ 83,613,660	$ 168,807,898	208,646
Balance (in shares) at Dec. 31, 2013		203,367,464
Increase (Decrease) in Stockholders' Equity
Net loss	(33,633,793)				$ (33,630,021)		(33,630,021)	$ (3,772)
Other comprehensive income (loss), net of tax	(2,533,628)					$ (2,533,628)	(2,533,628)
Share-based compensation	2,240,126			$ 2,240,126			2,240,126
Share exercised by employee	271,944	$ 949,674		$ (677,730)			$ 271,944
Share exercised by employee (in shares)		410,000
Repurchase from non-controlling interest	(204,874)							$ (204,874)
Balance at Dec. 31, 2014	135,156,319	$ 476,765,888		$ 7,512,174	$ (430,201,775)	$ 81,080,032	$ 135,156,319
Balance (in shares) at Dec. 31, 2014		203,777,464
Increase (Decrease) in Stockholders' Equity
Net loss	(5,075,122)				$ (5,075,122)		(5,075,122)
Other comprehensive income (loss), net of tax	(19,503,275)					$ (19,503,275)	(19,503,275)
Share-based compensation	1,527,494			$ 1,527,494			1,527,494
Share exercised by employee	$ 640,680	$ 2,010,998		$ (1,370,318)			$ 640,680
Share exercised by employee (in shares)		1,043,000
Repurchase of common shares		$ (812,184)	$ 812,184
Repurchase of common shares (in shares)
Cancellation of ADSs	$ (812,184)		$ (812,184)				$ (812,184)
Cancellation of ADSs (in shares)	(1,614,776)	(1,614,776)
Balance at Dec. 31, 2015	$ 111,933,912	$ 477,964,702		$ 7,669,350	$ (435,276,897)	$ 61,576,757	$ 111,933,912
Balance (in shares) at Dec. 31, 2015		203,205,688